Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Revolving credit facilities
(Dollars in millions)	TDS	U.S. Cellular
Maximum borrowing capacity	$400.0	$300.0
Letters of credit outstanding	$0.2	$0.2
Amount borrowed	$—	$—
Amount available for use	$399.8	$299.8
Fees on borrowing capacity, rate	0.38%	0.41%
Borrowing rate: One-month London Interbank Offered Rate ("LIBOR") plus contractual spread (1)	0.50%	0.50%
LIBOR	0.30%	0.30%
Contractual spread	0.20%	0.20%
Range of commitment fees (2)
Low	0.20%	0.20%
High	0.45%	0.45%
Fees recognized
2011	$1.5	$1.2
2010	$4.8	$3.8
2009	$7.0	$5.9
Agreement date	December 2010	December 2010
Maturity date	December 2015	December 2015

  Borrowings under the revolving credit facilities bear interest at LIBOR plus a contractual spread based on TDS' credit rating or, at TDS' or U.S. Cellular's option, respectively, an alternate “Base Rate” as defined in the revolving credit agreement. TDS may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by TDS and approved by the lenders). If TDS or U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.

  The revolving credit facilities have commitment fees based on the senior unsecured debt ratings assigned to TDS and U.S. Cellular by certain ratings agencies.

Long term debt
December 31,				2011	2010
(Dollars in thousands)	Issuance date	Maturity date	Call date (1)
TDS:
Unsecured Senior Notes (2)(3)
6.625%	March 2005	March 2045	March 2010	$116,250	$116,250
6.875%	November 2010	November 2059	November 2015	225,000	225,000
7.0%	March 2011	March 2060	March 2016	300,000	—
Series A Notes
7.6% (4)(5)	December 2001	December 2041	December 2006	—	282,500
Purchase contracts averaging 6.0%		Through 2021		1,097	1,097
Total Parent				642,347	624,847
Subsidiaries:
U.S. Cellular -
Unsecured Senior Notes (2)(3)
6.7%	December 2003 and June 2004	December 2033	December 2003	544,000	544,000
Less: 6.7% Unamortized discount				(9,889)	(10,343)
				534,111	533,657
6.95%	May 2011	May 2060	May 2016	342,000	—
7.5% (6)	June 2004	June 2034	June 2009	—	330,000
Obligation on capital leases				4,336	4,385
TDS Telecom -
Rural Utilities Service ("RUS") and other notes				1,976	2,283
Non-Reportable Segment -
Long-term notes, 4.4% to 6.9%		Through 2016		6,478	6,008
Obligation on capital leases				118	393
Total Subsidiaries				889,019	876,726
Total long-term debt				1,531,366	1,501,573
Less: Current portion of long-term debt				1,509	1,711
Total long-term debt, excluding current portion				$1,529,857	$1,499,862

  TDS may redeem callable notes, in whole or in part at any time after the respective call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest. U.S. Cellular may redeem the 6.95% Senior Notes, in whole or in part at any time after the call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest. U.S. Cellular may redeem the 6.7% Senior Notes, in whole or in part, at any time prior to maturity at a redemption price equal to the greater of (a) 100% of the principal amount of such notes, plus accrued and unpaid interest, or (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the Treasury Rate plus 30 basis points.

  Interest on the notes is payable quarterly on Senior Notes outstanding at December 31, 2011, with the exception of U.S. Cellular's 6.7% note where interest is payable semi-annually.

  Capitalized debt issuance costs totaled $7.6 million, $9.7 million, and $11.0 million for the TDS 6.875% and 7.0% Senior Notes and the U.S. Cellular 6.95% Senior Notes, respectively. These amounts will be amortized over the life of the respective notes. Such issuance costs are included in Other assets and deferred charges.

  On December 27, 2010, TDS used the net proceeds from the issuance of the 6.875% Senior Notes to redeem $217.5 million of its unsecured 7.6% Series A Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. As a result, $282.5 million of such unsecured 7.6% Series A Notes remained outstanding on December 31, 2010. This redemption required TDS to write-off to interest expense $5.6 million of previously capitalized debt issuance costs related to the 7.6% Series A Notes in 2010. Remaining issuance costs were included in Other assets and deferred charges at December 31, 2010.

  On May 2, 2011, TDS used substantially all of the net proceeds from the issuance of the 7.0% Senior Notes to redeem $282.5 million of its unsecured 7.6% Series A Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. This represented the entire outstanding amount of the 7.6% Series A Notes. This redemption required TDS to write-off to interest expense $7.2 million of previously capitalized debt issuance costs related to the 7.6% Series A Notes in 2011.

  On June 20, 2011, U.S. Cellular used substantially all of the net proceeds from the issuance of the 6.95% Senior Notes to redeem $330 million (the entire outstanding amount) of its unsecured 7.5% Senior Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest to the redemption date. This redemption required U.S. Cellular to write-off to interest expense $8.2 million of previously capitalized debt issuance costs related to the 7.5% Senior Notes in 2011.